Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Fair Value Of Financial Instruments Text Block Abstract
Schedule of fair values of financial assets and liabilities
	December 31, 2022
($000s)	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	46,150	46,150	-	-	46,150
Short-term deposits	81,690	81,690	-	-	81,690
Amounts receivable	6,260	6,260	-	-	6,260
Investment in marketable securities	3,696	3,696	-	-	3,696
Convertible notes receivable	631	-	-	631	631
Long-term receivables	51,703	51,703	-	-	51,703
	190,130	189,499	-	631	190,130
Liabilities
Accounts payable and accrued liabilities	42,956	42,956	-	-	42,956
Secured note	263,541	-	-	263,541	263,541
	306,497	42,956	-	263,541	306,497

	December 31, 2021
($000s)	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	11,523	11,523	-	-	11,523
Short-term deposits	29,243	29,243	-	-	29,243
Amounts receivable and prepaid expenses	5,229	5,229	-	-	5,229
Investment in marketable securities	3,367	3,367	-	-	3,367
Convertible notes receivable	606	-	-	606	606
Long-term receivables	13,038	13,038	-	-	13,038
	63,006	62,400	-	606	63,006
Liabilities
Accounts payable and accrued liabilities	12,165	12,165	-	-	12,165
	12,165	12,165	-	-	12,165

Schedule of contractual cash flow requirements for its financial liabilities on repayment or maturity periods
($000s)	Less than 1 year	1-3 years	3-5 years	Greater than 5 years	Total
Secured note including interest	19,808	39,616	39,616	164,501	263,541
Flow-through share expenditures	15,023	-	-	-	15,023
Lease obligation	669	834	106	92	1,701
	35,500	40,450	39,722	164,593	280,265